Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 33	$ 36	$ 31
Interest cost	27	21	21
Expected return on plan assets	(23)	(24)	(23)
Amortization of actuarial net loss (gain)	6	12	12
Amortization of prior service cost	1	1	1
Effect of settlement			1
Net periodic benefit cost	44	46	43
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	17	13	11
Interest cost	1	1	1
Amortization of actuarial net loss (gain)	(14)		3
Net periodic benefit cost	$ 4	$ 14	$ 15